Impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (33,351)	$ (633,156)	$ (1,762,437)
Exploration and Production [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	438,020	(192,693)	(1,982,044)
Refining and petrochemicals [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(305,466)	(781,528)	452,163
Transport and Logistics [member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(165,901)	341,065	(232,556)
Electric power transmission and toll roads concessions [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(4)
Impairment of Property, Plant and equipment [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(281,132)	(384,638)	(373,123)
Natural and environmental resources [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	364,127	(217,709)	(1,017,061)
Investment in associates and joint ventures [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(84,502)	(66,512)	(318,820)
Right-of-use assets | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(31,783)	35,874	(53,488)
Others non-current assets [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (61)	$ (171)	$ 55